FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [line Items]
Direct Credits Classification into Groups and Allowance for each Types of Loans
The following is a summary of the direct credits classified into three important groups and their respective allowance for loan losses for each type of loan; it is important to note that impaired loans are loans in default that are in stage 3. Additionally, it should be noted that, in accordance with IFRS 7, the total balance of the loan is considered overdue when the debtor has failed to make a payment at its contractual maturity.

	2021				2020
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	69,831,342	8,987,668	–	78,819,010	66,039,657	8,159,561	–	74,199,218
Past due but not impaired	542,210	739,183	–	1,281,393	371,432	266,533	–	637,965
Impaired	–	–	6,906,547	6,906,547	–	–	5,062,586	5,062,586
Gross	70,373,552	9,726,851	6,906,547	87,006,950	66,411,089	8,426,094	5,062,586	79,899,769
Less: Allowance for loan losses	554,018	636,875	2,206,979	3,397,872	717,445	659,272	1,755,096	3,131,813
Total, net	69,819,534	9,089,976	4,699,568	83,609,078	65,693,644	7,766,822	3,307,490	76,767,956

Residential mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	18,446,261	1,466,878	–	19,913,139	17,760,423	1,069,247	–	18,829,670
Past due but not impaired	255,928	291,247	–	547,175	303,647	291,165	–	594,812
Impaired	–	–	1,371,146	1,371,146	–	–	1,143,896	1,143,896
Gross	18,702,189	1,758,125	1,371,146	21,831,460	18,064,070	1,360,412	1,143,896	20,568,378
Less: Allowance for loan losses	76,706	97,388	800,639	974,733	160,945	109,666	638,845	909,456
Total, net	18,625,483	1,660,737	570,507	20,856,727	17,903,125	1,250,746	505,051	19,658,922

Microbusiness loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	10,616,608	8,349,028	–	18,965,636	11,494,102	7,936,951	–	19,431,053
Past due but not impaired	134,473	576,320	–	710,793	64,318	522,530	–	586,848
Impaired	–	–	1,906,172	1,906,172	–	–	1,972,003	1,972,003
Gross	10,751,081	8,925,348	1,906,172	21,582,601	11,558,420	8,459,481	1,972,003	21,989,904
Less: Allowance for loan losses	434,049	625,252	1,148,629	2,207,930	568,588	1,118,054	1,406,014	3,092,656
Total, net	10,317,032	8,300,096	757,543	19,374,671	10,989,832	7,341,427	565,989	18,897,248

Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Neither past due nor impaired	11,870,584	2,718,498	–	14,589,082	9,891,072	2,324,121	–	12,215,193
Past due but not impaired	104,821	202,577	–	307,398	102,003	260,839	–	362,842
Impaired	–	–	1,099,328	1,099,328	–	–	1,627,739	1,627,739
Gross	11,975,405	2,921,075	1,099,328	15,995,808	9,993,075	2,584,960	1,627,739	14,205,774
Less: Allowance for loan losses	317,595	637,762	941,416	1,896,773	415,223	974,113	1,375,499	2,764,835
Total, net	11,657,810	2,283,313	157,912	14,099,035	9,577,852	1,610,847	252,240	11,440,939

Consolidated of loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total gross direct loans, Note 7(a)	111,802,227	23,331,399	11,283,193	146,416,819	106,026,654	20,830,947	9,806,224	136,663,825
Total allowance for loan losses, Note 7(a)	1,382,368	1,997,277	5,097,663	8,477,308	1,862,201	2,861,105	5,175,454	9,898,760
Total net direct loans	110,419,859	21,334,122	6,185,530	137,939,511	104,164,453	17,969,842	4,630,770	126,765,065

Renegotiated Loans and Expected Credit Loss
As of December 31, 2021, and 2020, renegotiated loans and their expected credit loss are composed as follows:

	2021		2020
	Refinanced loans	Allowance for loan losses	Refinanced loans	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	60,420	1,097	111,638	5,063
Stage 2	44,861	10,617	33,406	6,864
Stage 3	1,681,057	936,994	1,523,285	873,216
Total	1,786,338	948,708	1,668,329	885,143

	2021		2020
	Renegotiated loans COVID	Allowance for loan losses	Renegotiated loans COVID	Allowance for loan losses
	S/(000)	S/(000)	S/(000)	S/(000)

Stage 1	10,747,826	178,357	20,555,760	591,306
Stage 2	5,440,274	666,092	8,679,864	1,867,300
Stage 3	2,752,914	1,567,504	2,319,279	1,389,257
Total	18,941,014	2,411,953	31,554,903	3,847,863

Impaired Loans, Fair Value of Collateral and Allowance of Loan Losses
The detail of the gross amount of impaired direct loans by type of loan, together with the fair value of the related collateral and the amounts of its allowance for loan losses, are as follows:

	2021					2020
	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total	Commercial loans	Residential mortgage loans	Microbusiness loans	Consumer loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Impaired loans	6,906,547	1,371,146	1,906,172	1,099,328	11,283,193	5,062,586	1,143,896	1,972,003	1,627,739	9,806,224
Fair value of collateral	6,298,966	1,181,979	486,477	279,861	8,247,283	4,414,346	975,834	433,151	233,665	6,056,996
Allowance for loan losses	2,206,979	800,639	1,148,628	941,416	5,097,662	1,755,096	638,845	1,406,014	1,375,499	5,175,454

Past Due under IFRS 7
The total of the concepts: loans with a delay of payment from the first day and the amounts of the internal overdue loans reflect the totality of “past due” loans consistent with IFRS 7.

	2021						2020
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Total past due under IFRS 7
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
												S/(000)
Neither past due nor impaired	132,273,846	–	–	13,022	132,286,868	13,022	124,673,296	–	–	1,837	124,675,133	1,837
Past due but not impaired	–	–	2,400,329	446,429	2,846,758	2,846,758	-	–	1,824,361	358,107	2,182,468	2,182,468
Impaired debt	–	5,357,744	822,461	5,102,988	11,283,193	5,925,449	–	4,860,127	620,472	4,325,625	9,806,224	4,946,097
Total	132,273,846	5,357,744	3,222,790	5,562,439	146,416,819	8,785,229	124,673,296	4,860,127	2,444,833	4,685,569	136,663,825	7,130,402

Classification of Loans by Banking and Maturity

The classification of loans by type of loan and maturity is as follows:

	2021					2020
	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total	Current loans	Current but impaired loans	Loans with delays in payments of one day or more but not considered internal overdue loans	Internal overdue loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Commercial loans	78,815,254	3,627,246	1,362,487	3,201,963	87,006,950	74,198,117	3,117,851	683,060	1,900,741	79,899,769
Residential mortgage loans	19,913,139	581,358	731,821	605,142	21,831,460	18,828,934	376,053	744,339	619,052	20,568,378
Microbusiness loans	18,956,460	524,064	683,183	1,418,894	21,582,601	19,431,050	683,370	520,062	1,355,422	21,989,904
Consumer loans	14,588,993	625,076	445,299	336,440	15,995,808	12,215,195	682,853	497,372	810,354	14,205,774
Total	132,273,846	5,357,744	3,222,790	5,562,439	146,416,819	124,673,296	4,860,127	2,444,833	4,685,569	136,663,825

Carrying Amount of Allowances for Direct and Indirect Loans Losses and its Estimation
The following table provides a comparison between the carrying amount of allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, and its estimation under three scenarios: base, optimistic and pessimistic.

	2021	2020
	S/(000)	S/(000)

Carrying amount	9,071,011	10,435,623

Scenarios:
Optimistic	9,014,409	10,100,156
Base Case	9,078,873	10,460,012
Pessimistic	9,173,730	11,018,666

Risk Rating Analysis of Investments
The following table shows the analysis of the risk-rating of the investments at fair value through profit or loss, at fair value through other comprehensive income and amortized cost provided by the institutions referred to above:

	2021		2020
	S/(000)%		S/(000)%
Instruments rated in Perú:
AAA	303,831	0.6	–	–
AA- a AA+	62,287	0.1	–	–
A- to A+	5,182	–	1,369,969	2.5
BBB- to BBB+	21,050,591	43.1	21,395,476	38.8
BB- to BB+	694,398	1.4	901,934	1.6
Lower and equal to +B	82,395	0.2	5,590	–
Unrated:
BCRP certificates of deposit (i)	9,448,574	19.3	17,237,158	31.3
Listed and unlisted securities	384,243	0.8	514,297	0.9
Restricted mutual funds	365,954	0.7	436,881	0.8
Investment funds	295,480	0.6	212,951	0.4
Mutual funds	20,672	–	302,212	0.5
Hedge funds	24,275	–	4,505	–
Other instruments	39,035	0.1	78,159	0.1
Subtotal	32,776,917	66.9	42,459,132	76.9

	2021		2020
	S/(000)%		S/(000)%
Instruments rated abroad:
AAA	1,723,289	3.5	700,312	1.3
AA- a AA+	1,508,978	3.1	1,043,409	1.9
A- to A+	2,172,071	4.4	2,395,327	4.4
BBB- to BBB+	4,642,916	9.5	4,594,711	8.4
BB- to BB+	3,357,991	6.9	1,733,080	3.1
Lower and equal to +B	119,379	0.2	129,094	0.2
Unrated:
Listed and unlisted securities	84,428	0.2	267,943	0.5
Mutual funds	1,553,561	3.2	677,084	1.2
Participations of RAL funds	323,139	0.7	278,819	0.5
Investment funds	236,367	0.5	155,183	0.3
Hedge funds	152,541	0.3	122,433	0.2
Other instruments	300,922	0.6	617,215	1.1
Subtotal	16,175,582	33.1	12,714,610	23.1
Total	48,952,499	100.0	55,173,742	100.0

(i)	The decrease in the balance is mainly due to the maturity of these instruments, see Notes 6(a)(iii) and 6(b)(iii).

Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2021 and 2020, financial instruments with exposure to credit risk were distributed considering the following economic sectors:

	2021					2020
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Central Reserve Bank of Perú (***)	1,243,890	–	25,687,934	8,337,432	35,269,256	1,872,875	–	27,108,101	15,364,282	44,345,258
Financial services	3,722,627	271,701	18,714,111	5,560,441	28,268,880	2,902,651	168,452	15,841,601	5,941,069	24,853,773
Commerce	51,436	4,610	26,716,462	1,480,290	28,252,798	18,817	–	24,029,835	490,612	24,539,264
Manufacturing	180,666	193,091	22,713,289	2,235,747	25,322,793	409,490	91,110	19,155,347	2,694,326	22,350,273
Government and public administration	1,605,754	9,516	8,142,978	10,613,437	20,371,685	1,888,710	–	5,374,603	12,831,954	20,095,267
Mortgage loans	-	–	21,128,330	–	21,128,330	–	–	19,738,710	–	19,738,710
Consumer loans	-	–	14,717,230	–	14,717,230	–	–	13,144,271	–	13,144,271
Real estate and leasing	81,019	–	11,362,371	64,193	11,507,583	93,422	3,073	11,798,614	179,368	12,074,477
Communications, storage and transportation	93,649	401,789	7,282,709	1,159,161	8,937,308	76,711	367,908	7,416,065	924,885	8,785,569
Electricity, gas and water	299,189	11,947	4,472,766	3,789,250	8,573,152	194,542	116,209	3,533,722	2,893,815	6,738,288
Community services	-	–	7,584,239	–	7,584,239	37	–	7,382,713	–	7,382,750
Construction	23,109	850	3,882,922	494,236	4,401,117	35,557	–	3,807,260	331,946	4,174,763
Mining	108,609	846	4,535,519	188,797	4,833,771	76,012	8,083	3,470,665	241,063	3,795,823
Agriculture	6,113	–	4,613,294	31,633	4,651,040	10,815	–	4,044,735	15,473	4,071,023
Hotels and restaurants	-	–	2,805,317	–	2,805,317	–	–	2,762,674	–	2,762,674
Education, health and others	102,655	75,774	1,778,522	542,754	2,499,705	20,285	68,435	1,712,817	1,680,135	3,481,672
Insurance	14,057	–	2,185,490	832	2,200,379	10,080	–	1,898,194	919	1,909,193
Fishing	1,532	–	611,616	–	613,148	923	–	639,227	9,169	649,319
Others	55,820	4,540	3,987,272	260,240	4,307,872	71,041	–	3,147,190	144,873	3,363,104
Total	7,590,125	974,664	192,922,371	34,758,443	236,245,603	7,681,968	823,270	176,006,344	43,743,889	228,255,471

(*)	It includes non-trading investments that did not pass SPPI test.
(**)	OCI: Other comprehensive income.
(***)
The decrease in the balance corresponds mainly to (i) the purchase of certificates of deposit from the BCRP and (ii) the increase in deposits in the Banco Central de Reserva del Perú; see further details in notes 6(a), 6(b), 5(a) and note 4(a), respectively.

Financial Assets Subject to Offsetting
Financial assets subject to offsetting, enforceable master offsetting agreements and similar agreements:

	2021
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Receivables from derivatives	1,661,628	1,661,628	(237,575)	(70,621)	1,353,432
Cash collateral, reverse repurchase agreements and securities borrowing	1,766,948	1,766,948	–	(344,461)	1,422,487
Investments at fair value through other comprehensive income and amortized cost pledged as collateral	3,853,967	3,853,967	(1,883,323)	–	1,970,644
Total	7,282,543	7,282,543	(2,120,898)	(415,082)	4,746,563

	2020
		Net of financial assets presented in the consolidated statements of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts recognized financial assets		Financial instruments	Cash collateral received	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Receivables from derivatives	1,214,497	1,214,497	(85,156)	(33,784)	1,095,557
Cash collateral, reverse repurchase agreements and securities borrowing	2,394,302	2,394,302	–	(1,340,272)	1,054,030
Available-for-sale and held-to-maturity investments pledged as collateral	2,766,162	2,766,162	(1,128,875)	–	1,637,287
Total	6,374,961	6,374,961	(1,214,031)	(1,374,056)	3,786,874

Financial Liabilities Subject to Offsetting
Financial liabilities subject to offsetting, enforceable offsetting master agreements and similar agreements:

	2021
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Payables on derivatives	1,524,761	1,524,761	(237,575)	(428,672)	858,514
Payables on repurchase agreements and securites lending	22,013,866	22,013,866	(17,698,069)	(1,080,616)	3,235,181
Total	23,538,627	23,538,627	(17,953,644)	(1,509,288)	4,093,695

	2020
		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
Details	Gross amounts of recognized financial liabilities		Financial instruments	Cash collateral pledged	Net amount
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Payables on derivatives	1,205,213	1,205,213	(85,156)	(269,024)	851,033
Payables on repurchase agreements and securites lending	27,923,617	27,923,617	(22,637,034)	(1,601,200)	3,685,383
Total	29,128,830	29,128,830	(22,772,190)	(1,870,224)	4,536,416

Schedule of VAR by Risk Type
As of December 31, 2021 and 2020, the Group’s VaR by risk type is as follows:

	2021	2020
	S/(000)	S/(000)

Interest rate risk	35,721	163,981
Price risk	4,637	6,529
Volatility risk	2,662	708
Diversification effect	(4,916)	(857)
Consolidated VaR by type of risk	38,104	170,361

Results of Sensitivity Analysis Regarding Changes in Interest Rates
The results of the sensitivity analysis regarding changes in interest rates at December 31, 2021 and 2020 are presented below:

2021
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	+/-	45,487	-/+	340,772
Soles	+/-	75	+/-	68,231	-/+	511,158
Soles	+/-	100	+/-	90,975	-/+	681,544
Soles	+/-	150	+/-	136,462	-/+	1,022,316
US dollar	+/-	50	+/-	115,376	+/-	413,488
US dollar	+/-	75	+/-	173,064	+/-	620,232
US dollar	+/-	100	+/-	230,752	+/-	826,976
US dollar	+/-	150	+/-	346,128	+/-	1,240,463

2020
Currency	Changes in basis points		Sensitivity of net profit		Sensitivity of Net Economic Value
			S/(000)		S/(000)
Soles	+/-	50	-/+	66,151	-/+	391,821
Soles	+/-	75	-/+	99,226	-/+	587,731
Soles	+/-	100	-/+	132,302	-/+	783,642
Soles	+/-	150	-/+	198,453	-/+	1,175,462
US dollar	+/-	50	+/-	87,560	+/-	345,185
US dollar	+/-	75	+/-	131,341	+/-	517,777
US dollar	+/-	100	+/-	175,121	+/-	690,369
US dollar	+/-	150	+/-	262,681	+/-	1,035,554

Information about Assets and Liabilities by Currencies
Transactions in foreign currency are made at free market exchange rates of the countries where Credicorp’s Subsidiaries are established. As of December 31,2021 and 2020, the net open monetary position with effect on results and the equity position of the group was as follows:

	2021		2020
	US dollar	Other currencies	US dollar	Other currencies
	S/(000)	S/(000)	S/(000)	S/(000)

Total monetary assets	79,005,337	503,809	68,649,158	1,204,923
Total monetary liabilities	(81,716,408)	(415,951)	(70,735,019)	(427,092)
	(2,711,071)	87,858	(2,085,861)	777,831

Currency derivatives	2,142,654	(55,696)	1,746,886	(364,886)

Accounting hedge (investment abroad) (*)	912,337	–	490,385	–
Net monetary position with effect on consolidated statement of income	343,920	32,162	151,410	412,945

Net monetary position with effect on equity	1,021,603	1,864,335	998,175	1,583,837

Net monetary position	1,365,523	1,896,497	1,149,585	1,996,782

(*) An accounting hedge of net investment abroad was carried out where part of our liability position in dollars related to the balance of the caption “bonds and notes issued”, see Note 17(iv), was designated as cover our permanent investment in Atlantic Security Holding.

Sensitivity Analysis
The following is a sensitivity analysis of the foreign exchange position with an effect on consolidated results, with the US dollar as the main currency of exposure. This analysis is shown as of December 31, 2021 and 2020:

Currency rate sensibility	Change in currency rates	2021	2020
	%	S/000	S/000
Depreciation -
Soles in relation to US dollar	5	16,377	7,210
Soles in relation to US dollar	10	31,265	13,765

Appreciation -
Soles in relation to US dollar	5	(18,101)	(7,969)
Soles in relation to US dollar	10	(38,213)	(16,823)

The following is the sensitivity analysis of the foreign exchange position with effect in other comprehensive income, being the US dollar, the Bolivian Peso, the Colombian Peso and the Chilean Peso the main currencies of exposure. This analysis is shown as of December 31, 2021 and 2020:

Currency rate sensibility	Change in currency rates	2021	2020
	%	S/000	S/000
Depreciation -
Soles in relation to US dollar	5	48,648	47,532
Soles in relation to US dollar	10	92,873	90,743

Appreciation -
Soles in relation to US dollar	5	(53,769)	(52,536)
Soles in relation to US dollar	10	(113,511)	(110,908)

Currency rate sensibility	Change in currency rates	2021	2020
	%	S/000	S/000
Depreciation -
Soles in relation to Peso Boliviano	5	44,220	36,408
Soles in relation to Peso Boliviano	10	84,421	69,507

Appreciation -
Soles in relation to Peso Boliviano	5	(48,875)	(40,241)
Soles in relation to Peso Boliviano	10	(103,181)	(84,953)

Currency rate sensibility	Change in currency rates	2021	2020
	%	S/000	S/000
Depreciation -
Soles in relation to Peso Colombiano	5	29,933	27,160
Soles in relation to Peso Colombiano	10	57,145	51,851

Appreciation -
Soles in relation to Peso Colombiano	5	(33,084)	(30,019)
Soles in relation to Peso Colombiano	10	(69,844)	(63,373)

Currency rate sensibility	Change in currency rates	2021	2020
	%	S/000	S/000
Depreciation -
Soles in relation to Peso Chileno	5	14,494	11,701
Soles in relation to Peso Chileno	10	27,671	22,338

Appreciation -
Soles in relation to Peso Chileno	5	(16,020)	(12,933)
Soles in relation to Peso Chileno	10	(33,820)	(27,302)

Cash Flows Associated with Remaining Contractual Maturities
The table below presents the cash flows payable by the Group by remaining contractual maturities (including future interest payments) at the date of the consolidated statement of financial position. The amounts disclosed in the table are the contractual undiscounted cash flows:

	2021						2020
	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total	Up to a month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 Year	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets	53,974,020	29,392,887	57,407,776	87,518,411	52,533,115	280,826,209	47,587,613	33,012,127	47,692,934	89,394,618	47,041,495	264,728,787

Financial liabilities by type -
Deposits and obligations	39,925,283	14,114,645	21,880,217	66,895,318	8,562,256	151,377,719	40,780,477	11,340,863	20,204,905	66,342,002	10,220,206	148,888,453
Payables from reverse purchase agreements and security lendings and due to banks and correspondents	2,905,794	2,425,239	10,284,733	12,265,794	9,383,273	37,264,833	764,998	3,572,866	9,498,586	24,114,558	3,748,182	41,699,190
Accounts payable to reinsurers	98,755	286,473	55,296	23,301	–	463,825	72,060	209,035	40,349	17,002	–	338,446
Financial liabilities designated at fair value through profit or loss	325,571	–	–	–	–	325,571	561,602	–	–	–	–	561,602
Bonds and notes issued	216,167	219,177	1,024,759	17,124,890	424,338	19,009,331	3	432,446	1,259,147	14,103,090	626,680	16,421,366
Lease liabilities	30,048	37,284	106,712	386,878	170,976	731,898	37,557	31,718	109,969	425,566	173,744	778,554
Other liabilities	3,458,357	264,424	206,805	44,905	1,383,704	5,358,195	2,507,012	262,080	198,629	302,056	1,271,750	4,541,527
Total liabilities	46,959,975	17,347,242	33,558,522	96,741,086	19,924,547	214,531,372	44,723,709	15,849,008	31,311,585	105,304,274	16,040,562	213,229,138

Derivative financial liabilities -
Contractual amounts receivable (Inflows)	216,642	400,857	2,633,067	758,817	771,008	4,780,391	345,387	303,604	1,022,750	976,014	1,009,770	3,657,525
Contractual amounts payable (outflows)	209,197	401,809	2,574,730	717,419	646,397	4,549,552	345,360	315,352	1,030,151	985,340	951,855	3,628,058
Total liabilities	7,445	(952)	58,337	41,398	124,611	230,839	27	(11,748)	(7,401)	(9,326)	57,915	29,467

Analysis of Financial Instruments Measured at Fair Value by Level in Fair Value Hierarchy

The following table analyses financial instruments measured at fair value at the reporting date, by the level in the fair value hierarchy into which the fair value measurement is categorized. The amounts are based on the values recognized in the consolidated statement of financial position:

		2021				2020
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Financial assets
Derivative financial instruments:
Currency swaps		–	860,170	–	860,170	–	323,425	–	323,425
Interest rate swaps		–	367,906	–	367,906	–	600,718	–	600,718
Foreign currency forwards		–	344,780	–	344,780	–	256,891	–	256,891
Cross currency swaps		–	86,268	–	86,268	–	28,096	–	28,096
Foreign exchange options		–	2,485	–	2,485	–	2,673	–	2,673
Futures		–	19	–	19	–	2,694	–	2,694
	13(c)	–	1,661,628	–	1,661,628	–	1,214,497	–	1,214,497

Investments at fair value through profit of loss	6(a)	3,158,478	1,813,915	956,104	5,928,497	3,186,413	2,543,159	737,899	6,467,471
Financial assets at fair value through profit of loss	8	959,505	10,647	4,512	974,664	808,182	15,088	–	823,270

Investments at fair value through other comprehensive income:
Debt Instruments
Corporate bonds		5,765,402	9,134,002	–	14,899,404	5,199,696	8,220,732	–	13,420,428
Government treasury bonds		8,631,470	784,703	–	9,416,173	11,615,890	811,526	–	12,427,416
Certificates of deposit BCRP		–	8,337,432	–	8,337,432	–	15,364,282	–	15,364,282
Negotiable certificates of deposit		–	642,218	–	642,218	–	898,277	–	898,277
Securitization instruments		–	730,115	–	730,115	53	751,383	–	751,436
Subordinated bonds		72,738	148,825	–	221,563	39,047	174,250	–	213,297
Other instruments		–	133,711	–	133,711	–	166,203	–	166,203
Equity instruments		175,676	184,712	17,439	377,827	182,943	304,291	15,316	502,550
	6(b)	14,645,286	20,095,718	17,439	34,758,443	17,037,629	26,690,944	15,316	43,743,889

Total financial assets		18,763,269	23,581,908	978,055	43,323,232	21,032,224	30,463,688	753,215	52,249,127

Financial liabilities
Derivatives financial instruments:
Currency swaps		–	795,845	–	795,845	–	181,454	–	181,454
Foreign currency forwards		–	387,371	–	387,371	–	257,999	–	257,999
Interest rate swaps		–	333,540	–	333,540	–	644,122	–	644,122
Cross currency swaps		–	4,342	–	4,342	–	115,475	–	115,475
Foreign exchange options		–	3,258	–	3,258	–	3,547	–	3,547
Futures		–	405	–	405	–	2,616	–	2,616
	13(c)	–	1,524,761	–	1,524,761	–	1,205,213	–	1,205,213
Financial liabilities at fair value through profit or loss		–	325,571	–	325,571	–	561,602	–	561,602
Total financial liabilities		–	1,850,332	–	1,850,332	–	1,766,815	–	1,766,815

Carrying Amounts and Fair Values of Financial Instruments which are not Measured at Fair Value
We present below the disclosure of the comparison between the carrying amounts and fair values of the financial instruments, which are not measured at fair value, presented in the consolidated statement of financial position by level of the fair value hierarchy:

	2021					2020
	Level 1	Level 2	Level 3	Fair value	Book value	Level 1	Level 2	Level 3	Fair value	Book value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	–	39,320,740	–	39,320,740	39,320,740	–	36,752,994	–	36,752,994	36,752,994
Cash collateral, reverse repurchase agreements and securities borrowing	–	1,766,948	–	1,766,948	1,766,948	–	2,394,302	–	2,394,302	2,394,302
Investments at amortized cost	7,618,178	321,495	–	7,939,673	8,265,559	5,552,020	113,992	–	5,666,012	4,962,382
Loans, net	–	139,120,104	–	139,120,104	139,120,104	–	127,761,125	–	127,761,125	127,761,125
Premiums and other policies receivable	–	921,103	–	921,103	921,103	–	937,223	–	937,223	937,223
Accounts receivable from reinsurers and coinsurers	–	1,198,379	–	1,198,379	1,198,379	–	919,419	–	919,419	919,419
Due from customers on banker’s acceptances	–	532,404	–	532,404	532,404	–	455,343	–	455,343	455,343
Other assets	–	1,797,134	–	1,797,134	1,797,134	–	1,823,556	–	1,823,556	1,823,556
Total	7,618,178	184,978,307	–	192,596,485	192,922,371	5,552,020	171,157,954	–	176,709,974	176,006,344

Liabilities
Deposits and obligations	–	150,340,862	–	150,340,862	150,340,862	–	142,365,502	–	142,365,502	142,365,502
Payables on repurchase agreements and securities lending	–	22,013,866	–	22,013,866	22,013,866	–	27,923,617	–	27,923,617	27,923,617
Due to Banks and correspondents and other entities	–	8,910,930	–	8,910,930	7,212,946	–	6,327,779	–	6,327,779	5,978,257
Due from customers on banker’s acceptances outstanding	–	532,404	–	532,404	532,404	–	455,343	–	455,343	455,343
Payable to reinsurers and coinsurers	–	463,825	–	463,825	463,825	–	338,446	–	338,446	338,446
Lease liabilities	–	655,294	–	655,294	655,294	–	750,578	–	750,578	750,578
Bond and notes issued	–	17,344,990	–	17,344,990	17,078,829	–	17,264,023	–	17,264,023	16,319,407
Other liabilities	–	3,833,434	–	3,833,434	3,833,434	–	3,273,754	–	3,273,754	3,273,754
Total	–	204,095,605	–	204,095,605	202,131,460	–	198,699,042	–	198,699,042	197,404,904

Value of Net Assets under Administration of Balance Sheet
As of December 31, 2021 and 2020, the value of the net assets under administration off the balance sheet (in millions of soles) is as follows:

	2021	2020

Pension funds	40,024	49,582
Investment funds and mutual funds	53,365	52,174
Equity managed	28,768	25,273
Bank trusts	5,395	5,529
Total	127,552	132,558

Credit Risk Geographical Areawise [Member]
Disclosure of financial risk management [line Items]
Concentration of Financial Instruments Exposed to Credit Risk
As of December 31, 2021 and 2020 financial instruments with exposure to credit risk were distributed by the following geographical areas:

	2021					2020
	At fair value through profit for loss					At fair value through profit for loss
	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total	Held for trading, hedging and others (*)	Designated at inception	Financial assets at amortized cost	At fair value through other comprehensive income investments (**)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Perú	2,796,583	17,224	166,930,313	22,822,157	192,566,277	3,511,686	67,821	155,598,019	34,208,824	193,386,350
United States of America	812,625	398,914	6,353,068	7,169,005	14,733,612	444,924	459,266	3,288,720	4,922,144	9,115,054
Bolivia	676,534	–	11,752,887	751,752	13,181,173	584,879	–	10,718,164	708,784	12,011,827
Colombia	1,191,151	–	2,535,639	752,919	4,479,709	1,387,406	4,788	2,264,768	1,147,770	4,804,732
Chile	416,637	13,638	2,270,868	783,983	3,485,126	420,527	5,315	1,446,246	618,572	2,490,660
Brazil	19,723	4,512	928,768	171,501	1,124,504	104,774	–	752,257	86,673	943,704
Mexico	14,680	94,884	133,350	477,342	720,256	113,988	42,336	1,942	408,567	566,833
Panama	–	–	597,310	156,752	754,062	25,624	–	405,941	131,722	563,287
Europe:
Luxembourg	1,121,779	–	7,020	2,236	1,131,035	297,652	–	306	7,963	305,921
France	256,661	189,157	16,430	237,597	699,845	423,711	1,890	32,864	253,152	711,617
United Kingdom	72,606	14,631	127,018	158,359	372,614	27,869	18,870	369,455	140,302	556,496
Others in Europe	92,442	20,529	270,678	187,004	570,653	95,156	42,991	85,235	129,506	352,888
Spain	4,110	–	42,574	41,884	88,568	26,152	–	42,157	76,770	145,079
Switzerland	956	372	18,936	110,284	130,548	494	799	74,246	60,378	135,917
Netherlands	907	1,036	27,095	63,135	92,173	952	1,526	122,696	50,676	175,850
Multilateral Organizations (***)	–	–	–	81,435	81,435	–	–	–	150,656	150,656
Canada	46,833	321	69,789	131,050	247,993	26,894	373	70,562	119,897	217,726
Others	65,898	219,446	840,628	660,048	1,786,020	189,280	177,295	732,766	521,533	1,620,874
Total	7,590,125	974,664	192,922,371	34,758,443	236,245,603	7,681,968	823,270	176,006,344	43,743,889	228,255,471

(*)	It includes non-trading investments that did not pass SPPI test.
(**)	OCI: Other comprehensive income.
(***)	Correspond to instruments issued by the Development Bank of Latin America (formerly CAF) and by the Inter-American Development Bank (IDB).

Market Price Change Risk [Member]
Disclosure of financial risk management [line Items]
Results of Sensitivity Analysis Regarding Changes in Interest Rates
The market price sensitivity tests as of December 31, 2021 and 2020 are presented below:

Equity securities
Measured at fair value through other comprehensive income	Change in market prices	2021	2020
	%	S/(000)	S/(000)

Equity securities	+/-10	37,783	50,255
Equity securities	+/-25	94,457	125,638
Equity securities	+/-30	113,348	150,765

Funds
Measured at fair value through profit or loss	Change in market prices	2021	2020
	%	S/(000)	S/(000)

Participation in mutual funds	+/-10	157,130	96,665
Participation in mutual funds	+/-25	392,825	241,661
Participation in mutual funds	+/-30	471,390	289,994
Restricted mutual funds	+/-10	36,595	43,688
Restricted mutual funds	+/-25	91,489	109,220
Restricted mutual funds	+/-30	109,786	131,064
Participation in RAL funds	+/-10	32,314	27,882
Participation in RAL funds	+/-25	80,785	69,705
Participation in RAL funds	+/-30	96,942	83,646
Investment funds	+/-10	49,837	36,160
Investment funds	+/-25	124,591	90,399
Investment funds	+/-30	149,510	108,479
Hedge funds	+/-10	17,682	12,694
Hedge funds	+/-25	44,204	31,735
Hedge funds	+/-30	53,045	38,081
Exchange Trade Funds	+/-10	10,531	3,209
Exchange Trade Funds	+/-25	26,326	8,021
Exchange Trade Funds	+/-30	31,592	9,626

Interest Rate Risk [Member]
Disclosure of financial risk management [line Items]
Concentration of Financial Instruments Exposed to Credit Risk
The table below summarizes the Group’s exposure to interest rate risks. It includes the Group’s financial instruments at carrying amounts, categorized by the earlier of contractual re-pricing or maturity dates, what occurs first:

	2021
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non- interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	21,200,113	835,072	2,164,640	8,430,195	180,678	8,276,990	41,087,688
Investments	7,712,405	1,134,280	3,825,114	11,313,394	18,660,101	378,708	43,024,002
Loans, net	16,062,211	18,690,355	38,761,519	48,659,533	17,619,885	(673,399)	139,120,104
Financial assets designated at fair value
through profit or loss	–	–	–	–	–	974,664	974,664
Premiums and other policies receivable	882,182	24,565	9,162	5,194	–	–	921,103
Accounts receivable from reinsurers and coinsurers	1,138	315,184	876,680	3,985	1,392	–	1,198,379
Other assets (*)	299,648	49,697	171,495	–	62,519	1,832,448	2,415,807
Total assets	46,157,697	21,049,153	45,808,610	68,412,301	36,524,575	10,789,411	228,741,747

Liabilities
Deposits and obligations	38,932,350	13,763,617	21,336,061	65,231,646	8,349,313	2,727,875	150,340,862
Payables from repurchase agreements and securities lending	2,414,504	2,423,081	9,915,571	11,713,052	2,724,155	36,449	29,226,812
Accounts payable to reinsurers and coinsurers	98,755	286,473	55,296	23,301	–	–	463,825
Technical reserves for claims and insurance premiums	312,617	873,375	1,468,165	3,387,967	6,151,093	341,294	12,534,511
Financial liabilities at fair value through profit or loss	–	–	–	–	–	325,571	325,571
Bonds and Notes issued	70	122,746	553,109	15,935,158	399,728	68,018	17,078,829
Other liabilities (*)	135,776	23,896	2,735	57,390	–	4,163,736	4,383,533
Equity	–	–	–	–	–	27,037,439	27,037,439
Total liabilities and equity	41,894,072	17,493,188	33,330,937	96,348,514	17,624,289	34,700,382	241,391,382

Off-balance-sheet accounts
Derivative financial assets	221,370	700,009	167,250	486,430	–	–	1,575,059
Derivative financial liabilities	43,164	222,228	223,146	1,001,554	–	–	1,490,092
	178,206	477,781	(55,896)	(515,124)	–	–	84,967
Marginal gap	4,441,831	4,033,746	12,421,777	(28,451,337)	18,900,286	(23,910,971)	(12,564,668)
Accumulated gap	4,441,831	8,475,577	20,897,354	(7,553,983)	11,346,303	(12,564,668)	–

(*) Other assets and other liabilities only include financial accounts.

Investments for trading purposes are not considered (investments at fair value through profit or loss and trading derivatives), because these instruments are part of the trading book and the Value at Risk methodology is used to measure market risks.

	2020
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Assets
Cash and cash collateral, reverse repurchase agreements and securities borrowing	20,110,489	1,607,867	2,052,436	7,682,481	149,669	7,544,354	39,147,296
Investment	4,639,795	11,068,740	2,777,817	8,783,106	20,934,358	502,455	48,706,271
Loans, net	12,721,639	15,427,902	31,709,621	54,248,434	16,352,436	(2,698,907)	127,761,125
Financial assets designated at fair value
through profit or loss	–	–	–	–	–	823,270	823,270
Premiums and other policies receivable	897,086	25,288	9,472	5,377	–	–	937,223
Accounts receivable from reinsurers and coinsurers	726	164,184	730,963	1,930	675	20,941	919,419
Other assets (*)	83,113	2,961	34,482	9,539	–	2,176,901	2,306,996
Total assets	38,452,848	28,296,942	37,314,791	70,730,867	37,437,138	8,369,014	220,601,600

Liabilities
Deposits and obligations	38,284,217	10,646,664	18,968,119	62,281,065	9,594,605	2,590,832	142,365,502
Payables from repurchase agreements and securities lending	620,946	2,900,084	7,709,973	19,573,712	3,042,388	54,771	33,901,874
Accounts payable to reinsurers and coinsurers	72,060	209,035	40,349	17,002	–	–	338,446
Technical reserves for claims and insurance premiums	296,493	810,514	1,355,486	3,133,235	5,752,899	326,449	11,675,076
Financial liabilities at fair value through profit or loss	–	–	–	–	–	561,602	561,602
Bonds and Notes issued	3	425,231	1,238,141	13,867,807	616,225	172,000	16,319,407
Other liabilities (*)	601,545	49,851	8,185	–	–	3,247,834	3,907,415
Equity	–	–	–	–	–	25,445,647	25,445,647
Total liabilities and equity	39,875,264	15,041,379	29,320,253	98,872,821	19,006,117	32,399,135	234,514,969

Off-balance-sheet accounts
Derivative financial assets	547,271	1,307,322	557,277	341,564	–	–	2,753,434
Derivative financial liabilities	112,357	1,017,607	360,010	1,046,481	238,600	–	2,775,055
	434,914	289,715	197,267	(704,917)	(238,600)	–	(21,621)
Marginal gap	(987,502)	13,545,278	8,191,805	(28,846,871)	18,192,421	(24,030,121)	(13,934,990)
Accumulated gap	(987,502)	12,557,776	20,749,581	(8,097,290)	10,095,131	(13,934,990)	–

(*) Other assets and other liabilities only include financial accounts.